Maturity Schedule of Term Deposits (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits From Customers [Line Items]
Term deposits	$ 577,249	$ 468,923
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	118,862	69,661
Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	19,710	22,676
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	215,709	190,136
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	30,980	23,805
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	191,988	162,645
Within 1 year [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	397,246	329,876
Within 1 year [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	81,215	43,791
Within 1 year [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	19,705	22,670
Within 1 year [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	88,034	87,517
Within 1 year [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	16,416	14,153
Within 1 year [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	191,876	$ 161,745
Over 1 year to 2 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	57,613
Over 1 year to 2 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	17,268
Over 1 year to 2 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	33,723
Over 1 year to 2 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	6,510
Over 1 year to 2 years [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	112
Over 2 years to 3 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	45,275
Over 2 years to 3 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	10,131
Over 2 years to 3 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	32,026
Over 2 years to 3 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	3,118
Over 3 years to 4 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	32,960
Over 3 years to 4 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	5,742
Over 3 years to 4 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	25,716
Over 3 years to 4 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,502
Over 4 years to 5 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	23,109
Over 4 years to 5 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	4,455
Over 4 years to 5 years [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	4
Over 4 years to 5 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	16,558
Over 4 years to 5 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	2,092
Over 5 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	21,046
Over 5 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	51
Over 5 years [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1
Over 5 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	19,652
Over 5 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,342
Within 3 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	168,493
Within 3 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	25,139
Within 3 months [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	19,676
Within 3 months [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	42,070
Within 3 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	2,956
Within 3 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	78,652
Over 3 months to 6 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	90,140
Over 3 months to 6 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	22,387
Over 3 months to 6 months [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	29
Over 3 months to 6 months [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	24,487
Over 3 months to 6 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	5,278
Over 3 months to 6 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	37,959
Over 6 months to 12 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	138,613
Over 6 months to 12 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	33,689
Over 6 months to 12 months [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	21,477
Over 6 months to 12 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	8,182
Over 6 months to 12 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	$ 75,265